Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost	Quantitative disclosures about our leases under ASC 842 for the years ended December 31, 2020 and 2019 are summarized in the table below.

	Year ended December 31,
(in Millions)	2020	2019
Lease Cost
Operating lease cost (1)	$2.2	$2.2
Short-term lease cost	0.5	—
Variable lease cost (1)	0.2	0.2
Sublease income	—	(0.3)
Total lease cost (1)	$2.9	$2.1
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$2.1	$1.6
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1.Lease expense is classified as "Selling, general and administrative expenses" in our consolidated and combined statements of operations.
Lessee, Operating Lease, Liability, Maturity
The table below presents a maturity analysis of our operating lease liabilities for each of the next five years and a total of the amounts for the remaining years.

(in Millions)	Undiscounted cash flows
2021	$2.0
2022	2.0
2023	1.8
2024	1.8
2025	1.8
Thereafter	11.2
Total future minimum lease payments	20.6
Less: Imputed interest	(4.4)
Total	$16.2